Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Communication Services Portfolio	Apr. 30, 2025
VIP Communication Services Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	33.89%
Past 5 years	15.30%
Past 10 years	12.61%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1526
Average Annual Return:
Past 1 year	33.06%
Past 5 years	11.57%
Past 10 years	9.55%